Variable Interest Entities - Assets and Liabilities of the Lessor VIE (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash, cash equivalents and restricted cash	$ 158,242	$ 153,194	$ 124,223	$ 59,271
Prepaid expenses and other current assets	17,068	21,152
Total assets	2,202,685	2,096,738
Liabilities
Accrued expenses and other liabilities	(20,847)	(24,708)
Amounts due to related parties, current	(606)	(595)
Amounts due to related parties, non-current	(41,342)	(48,140)
Total liabilities	(969,611)	(923,326)
Variable Interest Entity, Primary Beneficiary, OCY Aurora Ltd [Member]
Assets
Cash, cash equivalents and restricted cash	23	108
Prepaid expenses and other current assets	365	351
Total assets	388	459
Liabilities
Accrued expenses and other liabilities	(702)	(602)
Amounts due to related parties, current	(569)	(544)
Amounts due to related parties, non-current	(41,266)	(48,140)
Total liabilities	$ (42,537)	$ (49,286)